Fees Summary	May 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 862,118,000.00
Previously Paid Amount	0.00
Total Fee Amount	131,990.28
Total Offset Amount	0.00
Net Fee	$ 131,990.28